Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 167,554	$ 94,266
Accounts receivable, net - related parties	1,096,384	458,755
Other receivables - related parties	95,504	159,772
Total Current Assets	1,359,442	712,793
Office Equipment Furniture & Fixtures	3,679	6,280
Total Assets	1,363,121	719,073
Current Liabilities
Accounts payable and accrued expenses	27,412	209,699
Deposit from customers	0	0
Deferred Revenue	1,004,387	324,387
Income tax payable	7,246	0
Total Current Liabilities	1,039,045	534,086
Total Liabilities	1,039,045	534,086
Stockholders' Equity
Common stock, $0.001 par value, 500,000,000 shares authorized; 126,740,708 and 126,733,337 shares issued and outstanding	$ 126,741	$ 126,733
Common stock subscribed	1,000	982
Additional paid in capital	$ 896,341	$ 833,363
Deferred compensation	(375,000)	(450,000)
Receivable for issuance of stock	(206,980)	(167,000)
Retained Earnings	(118,026)	(159,091)
Total stockholders' equity	324,076	184,987
Total liabilities and stockholders' equity	$ 1,363,121	$ 719,073